Investments	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Investments

7.	Investments

On January 10, 2023, the Company entered into an investment and licensing option agreement (the “IPL Agreement”) with IPL under the terms of which the Company acquired 7,386 IPL shares for £50,000 ($83,060). Under the terms of the IPL Agreement, IPL granted an option to acquire a license to use IPL technology in a facility of a production capacity of up to 1,000-tonnes of Lithium Iron Phosphate Cathode Active Materials (“LFP CAM”) for a further payment of £950,000. IPL also granted the Company another option to acquire, for an additional upfront payment of £1,000,000, a license to use IPL technology in a facility of a production capacity beyond 1,000-tonnes. The Company is committed to a 1.5% royalty per kilogram of LFP CAM sold from a facility that uses IPL technology.

A continuity of investments is as follows:

$
Balance, February 28, 2022	—
Investments made during the year	83,060
Balance, February 28, 2023	83,060
Gain on foreign exchange translation	4,157
Gain on fair value	45,771
Balance, February 29, 2024	132,988

On February 15, 2024 the Company entered into an agreement with IPL for the joint development of an iron phosphate production technology which will serve as a precursor to making CAM, manganese phosphate and iron manganese phosphate. To support the development, the Company paid USD $250,000 to IPL. This is presented as research and development expenses in the statement of loss and comprehensive loss.